RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk | Floating interest rate | Sudsidiary
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying value	$ 6,758	$ 5,960
Hedged item, liabilities	3,493	3,465
5% increase in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(37)	(13)	$ (21)
Effect on OCI	(21)	(16)	(12)
5% increase in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	15	37	37
Effect on OCI	114	122	69
5% decrease in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	40	14	8
Effect on OCI	22	16	12
5% decrease in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(16)	(38)	(38)
Effect on OCI	(124)	(129)	(69)
Impact of 1% increase | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	29	10	49
Effect on OCI	95	73	41
Impact of 1% decrease | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(29)	(7)	(40)
Effect on OCI	$ (95)	$ (72)	$ (41)